Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]

11. Commitments and Contingencies:
(a) Long-term time charters: As at December 31, 2012, the Company has entered into time charter arrangements on all of its vessels in operation, including the ten hulls under construction, with the exception of vessel Prosper, with international liner operators. These arrangements as at December 31, 2012, have remaining terms of up to 132 months (including the time charter agreements for vessels under construction as at December 31, 2012). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2013	421,504
2014	461,839
2015	440,646
2016	417,343
2017	371,818
2018 and thereafter	610,739
2,723,889

(b) As at December 31, 2012, as further disclosed in Note 6, the Company has entered into ten shipbuilding contracts for the construction and acquisition of ten newbuild vessels. The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $143,131 was paid during the year ended December 31, 2011, and $181,198 was paid during the year ended December 31, 2012. The remaining balance as of December 31, 2012 of $629,411 is payable as follows:

Year ending December 31,	Amount
2013	610,395
2014	19,016
629,411

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.